Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a).	Basis of presentation

The accompanying unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. These unaudited condensed consolidated financial statements should be read in conjunction with the Group’s audited consolidated financial statements and related notes included in the Annual Report for the year ended December 31, 2024.

The accompanying unaudited condensed consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to operate profitably, to generate cash flows from operations, and its ability to attract investors and to borrow funds on reasonable economic terms.

Going concern
(b).	Going concern

As of December 31, 2024 and June 30, 2025, the Group had an accumulated deficit of $125,338,509 and $155,463,958, respectively, and negative working capital of $10,111,451 and $30,529,489, respectively. In addition, for the six months ended June 30, 2024 and 2025, the Group recorded an amount of net cash used in operating activities of $10,054,183 and $2,328,970, respectively. These conditions raised substantial doubts about the Group’s ability to continue as a going concern.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of borrowings from banks, related parties and third parties, and proceeds from equity financing to fund its operations and business development. To meet the cash requirements for the next 12 months from the issuance date of the unaudited condensed consolidated financial statements, the Group obtained financial support from controlling shareholder and are in plans to obtain further financing including borrowings from financial institutions. In addition, the Group focuses on the improvement of operation efficiency, implementation of strict cost control and budget and enhancement of internal controls to create a synergy of resources. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes generating revenue while controlling operating cost and expenses to generate positive operating cash flows and obtaining funds from outside sources of financing to generate positive financing cash flows. There can be no assurance that the Group will be successful in achieving strategic plans, that the Group’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If the Group is unable to raise sufficient financing or events or circumstances occur such that the Group does not successful execute strategic plans, the Group will be required to reduce certain discretionary spending, alter or scale back research and development programs, or be unable to fund capital expenditures, which would have a material adverse effect on our financial position, results of operations, cash flows, and ability to achieve intended business objectives.

The accompanying unaudited condensed consolidated financial statements have been prepared on the basis the Group will be able to continue as a going concern for a period of one year after the issuance of the unaudited condensed consolidated financial statements.

Principles of consolidation
(c).	Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE in which the Company, through its WFOE, has a controlling financial interest, and the VIE’s subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its WFOE, through contractual arrangements, is fully and exclusively responsible for the management of the entity, absorbs all risk of losses of the entity (excluding non-controlling interests), receives the benefits of the entity that could be significant to the entity (excluding non-controlling interests), and has the exclusive right to exercise all voting rights of the entity, and therefore the Company or its WFOE is the primary beneficiary of the entity for accounting purposes. However, the contractual arrangements with the VIE and its shareholders may not be as effective as equity ownership in providing operational control.

All intercompany transactions and balances among the Company, its subsidiaries, the VIE, and the VIE’s subsidiaries have been eliminated upon consolidation.

Use of estimates
(d).	Use of estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for credit losses, depreciable lives and recoverability of property and equipment, the valuation of deferred income tax assets, transaction price allocation between software income and maintenance service income, as well as fair value determination of share-based compensation arrangements. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

Accounts receivable, net
(e).	Accounts receivable, net

Accounts receivable, net are stated at the original amount less an allowance for credit losses. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The Group adopted ASC Topic 326, Financial Instruments-Credit Losses (Topic 326) and assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business lines, and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

Convertible loans
(f).	Convertible loans

The Group evaluates embedded conversion features within convertible debt to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If an embedded derivative is bifurcated from share-settled convertible debt, the Group records the debt component at cost less a debt discount equal to the bifurcated derivative’s fair value. If the conversion feature is not required to be accounted for separately as an embedded derivative, the convertible debt instrument is accounted for wholly as debt. The Group amortizes the debt discount over the life of the debt instrument as an additional non-cash interest expense utilizing the effective interest method. Debt issuance and offering costs are recorded as debt discount, which is amortized as interest expense over the term of the convertible debt instrument using the effective interest method.

Revenue recognition
(g).	Revenue recognition

The Group’s revenues are mainly generated from (1) sale of software products; (2) sale of hardware products; (3) technology development services; (4) maintenance and support service, and (5) sale of cloud platform products, etc.

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by Value Added Tax (“VAT”). To achieve the core principle of this standard, we applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

The Group enters into two major kinds of revenue arrangements with customers. The first kind of contract can include various combinations of software products, hardware products and maintenance and support service which are generally distinct and accounted for as separate performance obligations. The other kind of contract is sale of cloud platform products, which include software products and cloud platform service as two separate performance obligations. As a result, the Group’s contracts may contain multiple performance obligations. The Group determines whether arrangements are distinct based on whether the customer can benefit from the product or service on its own or together with other resources that are readily available and whether our commitment to transfer the product or service to the customer is separately identifiable from other obligations in the contract.

The following table disaggregates the Group’s revenue for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
	(Unaudited)
By revenue type
Sale of software products	$102,705	$348,625
Sale of hardware products	2,539	273,863
Technology development service	8,039,536	2,271,952
M&S service	670,959	822,760
Sale of cloud platform products	24,138,026	7,799,708
Total	$32,953,765	$11,516,908

Contract balances

When the Group begins to deliver the products or services pursuant to the performance obligations in the contract, the Group presents the contract in the unaudited condensed consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. The contract assets consist of accounts receivable and contract costs. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract costs are deferred for the contract preparation and will be recognized as cost of revenues when goods or services are transferred to customers. During the six months ended June 30, 2024 and 2025, the Group recognized $11,686,504 and $4,825,596 of contract costs as cost of revenues.

The contract liabilities consist of deferred revenue, which represent the billings or cash received for services in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group’s deferred revenue amounted to $2,385,228 and $2,239,790 as of December 31, 2024 and June 30, 2025, respectively. During the six months ended June 30, 2024 and 2025, the Group recognized $576,711 and $979,322 revenue that was included in deferred revenue balance at January 1, 2024 and 2025, respectively.

Foreign currency translation
(h).	Foreign currency translation

The unaudited condensed consolidated financial statements are presented in United States dollars (“USD’’ or “$’’). The functional currency of certain of PRC subsidiaries is the Renminbi (“RMB’’).

Assets and liabilities are translated at the exchange rates as of balance sheet date. Income and expenditure are translated at the average exchange rate of the reporting period. Capital accounts of the unaudited condensed consolidated financial statements are translated into USD from RMB at their historical exchange rates when the capital transactions occurred. Transaction gains and losses are recorded in foreign currency exchange gain/(loss) in the unaudited condensed consolidated statements of operations and comprehensive loss. The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.

	As of December 31,	As of June 30,
	2024	2025
Period end RMB: USD exchange rate	7.2993	7.1636
	For the six months ended June 30,
	2024	2025
Average RMB: USD exchange rate	7.2150	7.2526

Share-based compensation
(i).	Share-based compensation

The Group grants share options and restricted share units of the Company to eligible employees, officers, directors, and non-employee consultants.

Awards granted to employees, officers, and directors are initially accounted for as equity-classified awards. The related share-based compensation expenses are measured at the grant date fair value of the award and are recognized using the graded vesting method, net of estimated forfeiture rates, over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant based on historical forfeiture rates and will be revised in the subsequent periods if actual forfeitures differ from those estimates. The Group also granted restricted share units to non-employees, which are also initially accounted for as equity-classified awards. Awards granted to non-employees are initially measured at fair value on the grant date and periodically remeasured thereafter until the earlier of the performance commitment date or the date the service is completed and recognized over the period the service is provided. Awards are remeasured at each reporting date using the fair value as at each period end until the measurement date, generally when the services are completed and share-based awards are vested. Changes in fair value between the interim reporting dates are recorded in consistent with the method used in recognizing the original compensation costs.

For an award with a performance and/or service condition that affects vesting, the performance and/or service condition is not considered in determining the award’s fair value on the grant date. Performance and service conditions should be considered when the Group is estimating the quantity of awards that will vest. Compensation cost will reflect the number of awards that are expected to vest and will be adjusted to reflect those awards that do ultimately vest. The Group recognizes compensation cost for awards with performance conditions if and when the Group concludes that it is probable that the performance condition will be achieved, net of an estimate of pre-vesting forfeitures over the requisite service period. The Group reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment, unless in certain situations, the Group may not be able to determine that it is probable that performance conditions will be satisfied until the event occurs.

The Group’s share-based awards mainly include share-based awards, details of which are disclosed in Note 11. Fair value determination of these share-based awards is summarized as below:

(1) Restricted share units

In determining the fair value of restricted share units granted, the fair value of the underlying shares of Xiao-I on the grant dates is applied. The grant date fair value of restricted share units is based on stock price of Xiao-I in the Nasdaq Global Market.

(2) Share options

In determining the fair value of share options granted, a binomial option-pricing model is applied. The determination of the fair value is affected by the stock price of Xiao-I in the Nasdaq Global Market, as well as assumptions regarding a number of complex and subjective variables, including risk-free interest rates, exercise multiples, expected forfeiture rates, the expected share price volatility rates, and expected dividends.